Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock Options [Abstract]
STOCK OPTIONS

13. STOCK OPTIONS

The Company has not granted any options during three months ended March 31, 2025 and 2024. The Company’s most recent option grant was in 2022 that 76,190 shares (post-split) of common stock were granted to employees and certain consultants. The weighted average grant date fair value of options granted in 2022 was $27.9 (post-split). There are 386,021 options available for grant under the 2016 Equity Incentive Plan as of December 31, 2024. Compensation costs associated with the Company’s stock options are recognized, based on the grant-date fair values of these options over vesting period. As of March 31, 2025 and December 31, 2024, there were no unvested options.

Options issued and outstanding as of March 31, 2025, and their activities during the year then ended are as follows:

		Weighted-	Weighted-
		Average	Average
	Number of	Exercise	Contractual
	Underlying Shares (post-split)	Price Per Share (post-split)	Life Remaining in Years	Aggregate Intrinsic Value
Outstanding as of January 1, 2025	258,710	$27.9	6.74	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of March 31, 2025	258,710	27.9	6.50	$-
Exercisable as of March 31, 2025	258,710	27.9	6.50	$-
Vested and expected to vest	258,710	$27.9	6.50	$-

13. STOCK OPTIONS

The Company has not granted any options during years ended December 31, 2024 and 2023. The Company’s most recent option grant was in 2022 that 76,190 shares (post-split) of common stock were granted to employees and certain consultants. The weighted average grant date fair value of options granted in 2022 was $27.9 (post-split). There are 386,021 options available for grant under the 2016 Equity Incentive Plan as of December 31, 2024. Compensation costs associated with the Company’s stock options are recognized, based on the grant-date fair values of these options over vesting period. As of December 31, 2024 and 2023, there were no unvested options.

Options issued and outstanding as of December 31, 2024, and their activities during the year then ended are as follows:

		Weighted-	Weighted-
		Average	Average
	Number of	Exercise	Contractual
	Underlying Shares (post-split)	Price Per Share (post-split)	Life Remaining in Years	Aggregate Intrinsic Value
Outstanding as of January 1, 2024	258,710	$27.9	7.74	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2024	258,710	27.9	7.74	$-
Exercisable as of December 31, 2024	258,710	27.9	7.74	$-
Vested and expected to vest	258,710	$27.9	6.74	$-